Goodwill and Other Intangible Assets (Details) - USD ($)		12 Months Ended
		Apr. 30, 2018		Apr. 30, 2017	Apr. 30, 2016
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss		$ 145,000,000		$ 0
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		6,077,100,000		6,091,100,000
Impairment charge		(145,000,000)	[1]	0	$ 0
Other	[2]	10,100,000		(14,000,000)
Goodwill, Ending Balance		5,942,200,000		6,077,100,000	6,091,100,000
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		2,090,900,000		2,090,900,000
Impairment charge	[1]	0
Other	[2]	0		0
Goodwill, Ending Balance		2,090,900,000		2,090,900,000	2,090,900,000
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		1,599,000,000		1,600,900,000
Impairment charge	[1]	0
Other	[2]	1,400,000		(1,900,000)
Goodwill, Ending Balance		1,600,400,000		1,599,000,000	1,600,900,000
U.S. Retail Pet Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		1,969,500,000		1,969,500,000
Impairment charge	[1]	(145,000,000)
Other	[2]	0		0
Goodwill, Ending Balance		1,824,500,000		1,969,500,000	1,969,500,000
International and Away From Home [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		417,700,000		429,800,000
Impairment charge	[1]	0
Other	[2]	8,700,000		(12,100,000)
Goodwill, Ending Balance		$ 426,400,000		$ 417,700,000	$ 429,800,000

[1]	There have been no goodwill impairment charges recognized in prior periods.
[2]	The amounts classified as other represent foreign currency exchange adjustments.